TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES	TRADE AND OTHER PAYABLES

	As at December 31, 2025	As at December 31, 2024
Trade payables	118,378	132,266
Other payables and accrued expenses(1)(2)	164,850	94,906
Royalties	89,965	20,536
Total trade and other payables	$373,193	$247,708
(1) As of December 31, 2025, Other payables include $24.9 million of PSU liabilities and $4.1 million of DSU liabilities, discussed in note 28.
(2) As of December 31, 2024, Other payables included accruals for the settlement with the Government of Mali, discussed in note 30.